Share-Based Compensation - Schedule of Restricted Shares Under TOYO ESOP (Details) - Restricted Stock [Member] - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Employee [Member]
Restricted shares issued to management:
Granted and issued shares, Restricted shares issued to management		834,000
Outstanding shares, Restricted shares issued to management		834,000	24,000
Share compensation expenses recognized, Restricted shares issued to management (in Dollars)
Share-Based Payment Arrangement, Employee [Member] | Management [Member]
Restricted shares issued to management:
Granted and issued shares, Restricted shares issued to management	[1]	810,000
Outstanding shares, Restricted shares issued to management	[1]	810,000
Share compensation expenses recognized, Restricted shares issued to management (in Dollars)	[1]
Share-Based Payment Arrangement, Employee [Member] | Independent Directors [Member]
Restricted shares issued to management:
Granted and issued shares, Restricted shares issued to management	[2]	24,000
Outstanding shares, Restricted shares issued to management	[2]	24,000	24,000
Share compensation expenses recognized, Restricted shares issued to management (in Dollars)	[2]
Share-Based Payment Arrangement, Employee [Member] | Three consultants [Member]
Restricted shares issued to non-employees:
Granted and issued shares, Restricted shares issued to non-employees	[3]	1,380,000
Outstanding shares, Restricted shares issued to non-employees	[3]	1,380,000	1,380,000
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars)	[3]
Share-Based Payment Arrangement, Nonemployee [Member]
Restricted shares issued to non-employees:
Granted and issued shares, Restricted shares issued to non-employees		1,616,957
Outstanding shares, Restricted shares issued to non-employees		1,616,957	1,380,000
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars)		$ 154,900
Granted and issued shares		2,450,957
Outstanding shares		2,450,957	1,404,000
Share compensation expenses recognized (in Dollars)		$ 154,900
Share-Based Payment Arrangement, Nonemployee [Member] | One consultant [Member]
Restricted shares issued to non-employees:
Granted and issued shares, Restricted shares issued to non-employees	[4]	110,000
Outstanding shares, Restricted shares issued to non-employees	[4]	110,000
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars)	[4]	$ 154,900
Share-Based Payment Arrangement, Nonemployee [Member] | Employees of Abalance Corporation [Member]
Restricted shares issued to non-employees:
Granted and issued shares, Restricted shares issued to non-employees	[5]	126,957
Outstanding shares, Restricted shares issued to non-employees	[5]	126,957
Share compensation expenses recognized, Restricted shares issued to non-employees (in Dollars)	[5]

[1]	The Company granted 810,000 restricted shares to management, which were vested on January 1, 2026 subject to service conditions. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through December 31, 2025. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not vested until January 1, 2026, the Company had 810,000 and nil restricted shares outstanding as of March 31, 2026 and December 31, 2025, respectively.
[2]	The Company granted 24,000 restricted shares to three independent directors as award for past services. The restricted shares were immediately vested and the Company recognized share-based compensation expenses on grant date.
[3]	The Company granted an aggregated 1,380,000 restricted shares to three consultants as awards for full operation of the Company’s manufacturing facilities in Texas and Ethiopia. The performance conditions were met in the year ended December 31, 2025 and the Company fully recognized share-based compensation expenses in the year ended December 31, 2025.
[4]	The Company also granted and issued 110,000 restricted shares to another consultant which was subject to a six-month service condition. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through February 28, 2026. As of March 31, 2026 and December 31, 2025, the Company had 110,000 and nil restricted shares outstanding, respectively. For the three months ended March 31, 2026 and 2025, the Company recognized share-based compensation expenses of $154,900.
[5]	The Company granted an aggregated 126,957 restricted shares to certain employees of the Company’s ultimate shareholders, which provided service in the Company’s Business Combination with BWAQ. These shares were awarded for their past services and were not released until January 1, 2026. The Company recognized share-based compensation expenses on grant date. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not released until January 1, 2026, the Company had 126,957 and nil restricted shares outstanding as of March 31, 2026 and December 31, 2025, respectively.